As filed with the U.S. Securities and Exchange Commission on July 11, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

April 30, 2022

Aptus Collared Income Opportunity ETF

Ticker: ACIO

Aptus Defined Risk ETF

Ticker: DRSK

Aptus Drawdown Managed Equity ETF

Ticker: ADME

Opus Small Cap Value ETF

Ticker: OSCV

International Drawdown Managed Equity ETF

Ticker: IDME

Aptus ETFs

Aptus Collared Income Opportunity ETF

Shareholder Letter
(Unaudited)

Dear ACIO Shareholders,

Thank you for your investment in the Aptus Collared Income Opportunity ETF, referred to herein as “ACIO” or the “Fund”. The information presented in this letter relates to ACIO’s performance period from May 1, 2021 through April 30, 2022 (the “current fiscal period”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of large capitalization U.S.-listed equity securities and an options collar (i.e., a mix of written (sold) call options and long (bought) put options on the same underlying equity securities or on an index tracking the large capitalization segment of the U.S. equity market (a “U.S. Large Cap Index”)). The equity securities and options held by the Fund must be listed on a U.S.-exchange, and the equity securities may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”). The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.

For the current fiscal period, ACIO was up 1.84% at market and up 1.78% at net asset value (“NAV”). Over the same period, the S&P 500® Index was up 0.21%.

The largest positive equity contributor to return for the current fiscal period was a put option position expiring in February 2022 on the S&P 500 Index (SPX), gaining 325.99% and adding 2.30% to the return of ACIO. The second largest contributor was a put option position expiring during May 2022 on the S&P 500 Index (SPX), gaining 156.62% and adding 2.17% to the return of ACIO. The third largest contributor was another put option position expiring during May 2022 on the S&P 500 Index (SPX), gaining 93.62% and adding 1.71% to the return of ACIO.

The largest negative contributor to the return for the current fiscal period was a put option position expiring in February 2022 on the S&P 500 Index (SPX), down 78.18% and detracting 1.19% from the return of ACIO. The second largest negative contributor was a put option position expiring in November 2021 on the S&P 500 Index (SPX), down 82.71% and detracting 1.18% from the return of ACIO. The third largest negative contributor was Amazon.com, lnc. (AMZN), down 28.31% and detracting 1.12% from the return of ACIO.

We are excited about the opportunity to give our investors access to the Aptus Collared Income Opportunity ETF. We think its possible that future returns from a traditional 60/40 portfolio may be well below recent history, at risk of being insufficient to meet the income needs of today’s retirees. We believe we can help the math with a focus on global dividend growers. With overall valuations high, and growth difficult to project, we place great emphasis on sustainable yield in building return assumptions. The ACIO screening process takes large capitalization U.S.-listed equity securities that a) meet the filter, b) provide diversified exposure, and c) maintain an active options market from which we can sell call options on the individual names along with buying puts on the broad market index to more efficiently collar the equity portfolio. The powerful combination of a high dividend paying basket of large capitalization U.S.-listed equity securities with a collar strategy aims to deliver consistent and repeatable yield and minimal drawdown.

We appreciate your interest in ACIO. If we can elaborate on the underlying Aptus Collared Income Opportunity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Collared Income Opportunity ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period. A collar is an options strategy constructed by holding shares of the underlying stock while simultaneously buying put options and selling call options against that holding.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments and Schedule of Written Options in this report for complete holdings information.

Definitions:

S&P 500® Index - a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors is the adviser to the Aptus Collared Income Opportunity ETF, which is distributed by Quasar Distributors, LLC.

Aptus Defined Risk ETF

Shareholder Letter
(Unaudited)

Dear DRSK Shareholders,

Thank you for your investment in the Aptus Defined Risk ETF, referred to herein as “DRSK” or the “Fund”. The information presented in this letter relates to DRSK’s performance from May 1, 2021 through April 30, 2022 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a hybrid fixed income and equity strategy. The Fund typically invests approximately 75% to 95% of its assets to obtain exposure to investment-grade corporate bonds (the “Fixed Income Strategy”) and invests the remainder of its assets to obtain exposure to U.S. stocks, while limiting downside risk (the “Equity Strategy”).

For the current fiscal period, DRSK was down 5.79% at market and down 5.73% at net asset value (“NAV”). Over the same period, the Bloomberg US Aggregate Bond Index was down 8.51%.

The largest positive contributor to return for the current fiscal period was a call option position expiring in January 2022 on Merck & Company, Inc. (MRK), gaining 293.86% and adding 1.13% to the return of DRSK. The second largest contributor was a call option position expiring in November 2021 on the S&P 500 Index (SPX), gaining 242.93% and adding 0.88% to the return of DRSK. The third largest contributor was a call option position expiring in October 2021 on NIKE, Inc. (NKE), gaining 227.32% and adding 0.86% to the return of DRSK.

The largest negative contributor to the return for the current fiscal period was a call option position expiring in January 2022 on the S&P 500 Index (SPX), down 55.71% and detracting 1.51% from the return of DRSK. The second largest negative contributor was iShares iBonds Dec 2026 Term Corporate ETF (IBDR), down 8.39% and detracting 1.29% from the return of DRSK. The third largest negative contributor was iShares iBonds Dec 2025 Term Corporate ETF (IBDQ), down 6.00% and detracting 1.27% from the return of DRSK.

We are excited about the opportunity to give our investors access to the Aptus Defined Risk ETF. We see income generation as a major issue for investors in a low interest rate environment and extending maturities or accepting poorer credit bring added risk. Our “income plus” approach utilizes call options that allows for upside capture in a rising market and defined risk in a declining market. The powerful combination of laddered bonds over a short-term maturities and asymmetric payoff opportunity of the call options aims to give investors expected returns not typically seen in the traditional fixed income space.

We appreciate your interest in DRSK. If we can elaborate on the underlying Aptus Defined Risk strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Defined Risk ETF

Shareholder Letter
(Unaudited) (Continued)

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests indirectly in fixed income securities through investments in bond ETFs, which involve certain risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. Because the Fund only purchases options (as opposed to writing/selling options), the Fund’s losses from its exposure to options are limited to the amount of premiums paid.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments and Schedule of Written Options for a complete list of Fund holdings.

Definitions:

Bloomberg Barclays US Aggregate Bond Index – a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers. One cannot invest directly in an index.

Call Option: Call options are financial contracts that give the option buyer the right, but not the obligation, to buy a stock, bond, commodity or other asset or instrument at a specified price within a specific time period.

Put Option: A put option is a contract giving the owner the right, but not the obligation, to sell–or sell short–a specified amount of an underlying security at a pre-determined price within a specified time frame.

S&P 500® Index – a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors is the adviser to the Aptus Defined Risk ETF, which is distributed by Quasar Distributors, LLC.

Aptus Drawdown Managed Equity ETF

Shareholder Letter
(Unaudited)

Dear ADME Shareholders,

Thank you for your investment in the Aptus Drawdown Managed Equity ETF, referred to herein as “ADME” or the “Fund”. The information presented in this letter relates to ADME’s performance from May 1, 2021 through April 30, 2022 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of U.S.-listed equity securities, while limiting downside risk by purchasing exchange-listed put options on one or more of such equity securities or on broad-based indexes or ETFs that track the performance of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.

For the current fiscal period, ADME was down 1.05% at market and down 1.23% at net asset value (“NAV”). Over the same period, the S&P 500® Index was up 0.21%.

The largest positive equity contributor to return for the current fiscal period was a put option position expiring in February 2022 on the S&P 500 Index (SPX), gaining 325.99% and adding 1.88% to the return of ADME. The second largest contributor was a put option position expiring during May 2022 on the S&P 500 Index (SPX), gaining 279.72% and adding 1.45% to the return of ADME. The third largest contributor was a put option position expiring during June 2022 on the S&P 500 Index (SPX), gaining 178.67% and adding 1.28% to the return of ADME.

The largest negative equity contributor to the return for the current fiscal period was a put option position expiring in February 2022 on the S&P 500 Index (SPX), down 78.18% and detracting 1.13% from the return of ADME. The second largest negative contributor was Amazon.com, Inc. (AMZN), down 28.31% and detracting 1.12% from the return of ADME. The third largest negative contributor was a put option position expiring in November 2021 on the S&P 500 Index (SPX), down 82.71% and detracting 1.00% from the return of ADME.

We are excited about the opportunity to give our investors access to the Aptus Drawdown Managed Equity ETF. Historically, a small group of big winners have comprised most of each year’s market gains. Rather than diluting with hundreds of mediocre holdings, we prefer to focus on 50-60 large cap names. We build from a Yield + Growth framework, tilting holdings to favor companies with solid fundamentals and reasonable valuations while avoiding those with negative price momentum. We believe there’s an upside to less downside behaviorally and mathematically. Rather than try to time the markets, we actively hedge our holdings in an effort to mitigate downside risk. We build a portfolio that attempts to capture market upside, with a fraction of the downside.

We appreciate your interest in ADME. If we can elaborate on the underlying Aptus Drawdown Managed Equity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Drawdown Managed Equity ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments and Schedule of Written Options for a complete list of Fund holdings.

Definitions:

Put Option: A put option is a contract giving the owner the right, but not the obligation, to sell–or sell short–a specified amount of an underlying security at a pre-determined price within a specified time frame.

S&P 500® Index - a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors is the adviser to the Aptus Drawdown Managed Equity ETF, which is distributed by Quasar Distributors, LLC.

Opus Small Cap Value ETF

Shareholder Letter
(Unaudited)

Dear OSCV Shareholders,

Thank you for your investment in the Opus Small Cap Value ETF, referred to herein as “OSCV” or the “Fund”. The information presented in this letter relates to OSCV’s performance from May 1, 2021 through April 30, 2022 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization U.S. companies. The Fund defines a small capitalization company as an issuer whose market capitalization at the time of purchase is in the range of those found in the Russell 2000® Index. The Fund’s equity securities primarily include common stocks, real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”) representing the stock of a foreign company. The Fund will generally limit its investments in ADRs to 20% of its total assets. The Fund may invest in securities offered in an initial public offering (“IPO”) or in companies that have recently completed an IPO.

For the current fiscal period, OSCV was down 4.09% at market and down 4.25% at net asset value (“NAV”). Over the same period, the Russell 2000® Value Index was down 6.59%.

The largest positive equity contributor to return for the current fiscal period was Helmerich & Payne, Inc. (HP), gaining 86.11% and adding 0.86% to the return of OSCV. The second largest contributor was, Viper Energy Partners LP (VNOM) gaining 79.87% and adding 0.72% to the return of OSCV. The third largest contributor was Brigham Minerals, Inc.-Class A (MNRL) gaining 55.74% and adding 0.61% to the return of OSCV.

The largest negative equity contributor to the return for the current fiscal period was MKS Instruments, Inc. (MKSI) down 36.01% and detracting 0.54% from the return of OSCV. The second largest negative contributor was Western Alliance Bancorp (WAL) down 26.64% and detracting 0.51% from the return of OSCV. The third largest negative contributor was Shutterstock, Inc. (SSTK) down 33.20% and detracting 0.50% from the return of OSCV.

We are excited about the opportunity to give our investors access to the Opus Small Cap Value ETF. OSCV selects stocks across a variety of sectors and industries by combining factor-based analysis with rigorous fundamental research to identify high-quality, growing companies that are believed to be undervalued. OSCV is focused on three core themes to identify companies: 1. higher quality companies with sound business models, higher returns on equity, strong balance sheets, and shareholder-friendly management, 2. higher growth companies that are well-positioned to grow sales, earnings, cash flows, and dividends, and 3. lower valuation companies whose valuations reflect lower price-to-earnings and higher yields than their peers. OSCV generally sells a stock when the company is no longer believed to be high quality, when its anticipated growth rate has significantly declined, when it is no longer considered undervalued, or when it is no longer considered a small-capitalization company after a significant period of time (e.g., more than one year).

We appreciate your interest in OSCV. If we can elaborate on the underlying Opus Small Cap Value ETF strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Opus Small Cap Value ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investing involves risk. Principal loss is possible. Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Definitions:

Russell 2000® Value Index – The Russell 2000® Value Index measures the performance of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index – The Russell 2000 index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® serves as a benchmark for small-cap stocks in the United States.

Return on equity – a measure of financial performance calculated by dividing net income by shareholders’ equity (shareholders’ equity being a company’s assets minus its debt).

Cash flow – a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.

Price-to-earnings – ratio for valuing a company that measures its current share price relative to its per-share earnings.

Aptus Capital Advisors is the adviser to the Opus Small Cap Value ETF, which is distributed by Quasar Distributors, LLC.

International Drawdown Managed Equity ETF

Shareholder Letter
(Unaudited)

Dear IDME Shareholders,

Thank you for your investment in the International Drawdown Managed Equity ETF, referred to herein as “IDME” or the “Fund”. The information presented in this letter relates to IDME’s performance period from inception on July 22, 2021 through April 30, 2022 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of other ETFs that invest in equity securities of non-U.S. (international) companies in developed and emerging markets throughout the world, while purchasing and/or writing (selling) exchange-listed call or put options on one or more broad-based indexes or ETFs that track the performance of equity markets outside of the United States to (i) limit downside (“drawdown”) risk, (ii) create additional equity exposure, and/or (iii) generate premiums from writing call options on the Fund’s equity investments.

For the current fiscal period, IDME was down 12.36% at market and down -13.46% at net asset value (“NAV”). Over the same period, the MSCI All Cap World Index ex USA Net (USD) was down 11.32%.

The largest positive contributor to return for the current fiscal period was a put option position expiring in February 2022 on iShares MSCI EAFE ETF (EFA), gaining 406.00% and adding 0.82% to the return of IDME. The second largest contributor was a put option position expiring in February 2022 on iShares MSCI EAFE ETF (EFA), gaining 1,003.45% and adding 0.74% to the return of IDME. The third largest contributor was a put option position expiring in March 2022 on iShares MSCI Emerging Markets ETF (EEM), gaining 669.01% and adding 0.71% to the return of IDME.

The largest negative contributor to the return for the current fiscal period was SPDR Portfolio Developed World ex-US ETF (SPDW), down 12.87% and detracting 9.34% from the return of IDME. The second largest negative contributor was Vanguard Emerging Markets Stock Index Fund (VWO), down 13.18% and detracting 2.88% from the return of IDME. The third largest negative contributor was a call option position expiring in March 2022 on Vanguard European Stock Index Fund (VGK), down 80.00% and detracting 1.02% from the return of IDME.

We are excited about the opportunity to give our investors access to International Drawdown Managed Equity ETF. We believe, IDME is able to capture the upside potential of investing in an All Cap World Index ex-U.S., but with structurally less downside potential. Using cost efficient and liquid passive index ETFs, we believe Aptus has created a portfolio intended to look very much like All Cap World Index (ACWX) on the way up but offer notionally hedged protection on the way down. We believe there is upside in capturing less downside, both behaviorally and mathematically. Rather than try to time the markets, we actively hedge our holdings in an effort to mitigate downside risk. We believe IDME provides a solution to every Investor’s foreign equity exposures that helps mitigate geopolitical economic risks in an ever-growing divide between Developed and Emerging markets.

We appreciate your interest in IDME. If we can elaborate on the underlying International Drawdown Managed Equity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

International Drawdown Managed Equity ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period. A collar is an options strategy constructed by holding shares of the underlying stock while simultaneously buying put options and selling call options against that holding

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

MSCI All Cap World Index ex USA Net (USD) - captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 27 Emerging Markets (EM) countries. With 2,350 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S.

Aptus Capital Advisors is the adviser to the International Drawdown Managed Equity ETF, which is distributed by Quasar Distributors, LLC.

Aptus Collared Income Opportunity ETF

Performance Summary
(Unaudited)

Growth of $10,000

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
7/9/19
7/31/19
10/31/19
1/31/20
4/30/20
7/31/20
10/31/20
1/31/21
4/30/21
7/31/21
10/31/21
1/31/22
4/30/22
$14,522
$12,429
$12,407
Aptus Collared Income Opportunity ETF – NAV
Aptus Collared Income Opportunity ETF – Market
S&P 500® Index

Average Annualized Returns April 30, 2022	1 Year	Since Inception (7/9/2019)
Aptus Collared Income Opportunity ETF — NAV	1.78%	7.97%
Aptus Collared Income Opportunity ETF — Market	1.84%	8.04%
S&P 500® Index	0.21%	14.19%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 9, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The total operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2021, is 0.79%.

The performance data represents past performance & does not guarantee future results. Investment return & principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost when sold or redeemed. Current performance may be higher or lower than the performance quoted. Returns for periods greater than one year are annualized. Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns. For performance data current to the most recent month end, please call (251) 517-7198, or visit www.aptusetfs.com.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Aptus Defined Risk ETF

Performance Summary
(Unaudited)

Growth of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
8/7/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
$12,411
$12,406
$10,582
Aptus Defined Risk ETF — NAV
Aptus Defined Risk ETF — Market
Bloomberg Barclays US Aggregate Bond Index

Average Annualized Returns April 30, 2022	1 Year	3 Years	Since Inception (8/7/2018)
Aptus Defined Risk ETF — NAV	-5.73%	4.35%	5.96%
Aptus Defined Risk ETF — Market	-5.79%	4.33%	5.95%
Bloomberg US Aggregate Bond Index	-8.51%	0.38%	1.53%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 7, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The total operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2021, is 0.79%.

The performance data represents past performance & does not guarantee future results. Investment return & principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost when sold or redeemed. Current performance may be higher or lower than the performance quoted. Returns for periods greater than one year are annualized. Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns. For performance data current to the most recent month end, please call (251) 517-7198, or visit www.aptusetfs.com.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Aptus Drawdown Managed Equity ETF

Performance Summary
(Unaudited)

Growth of $10,000

$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
6/8/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
$21,731
$15,810
$15,781
Aptus Drawdown Managed Equity ETF — NAV
Aptus Drawdown Managed Equity ETF — Market
S&P 500® Index

Average Annualized Returns April 30, 2022	1 Year	3 Years	5 Years	Since Inception (6/8/2016)
Aptus Drawdown Managed Equity ETF — NAV	-1.23%	9.11%	8.08%	8.05%
Aptus Drawdown Managed Equity ETF — Market	-1.05%	9.18%	8.12%	8.08%
S&P 500® Index	0.21%	13.85%	13.66%	14.08%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2016 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The total operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2021, is 0.79%.

The performance data represents past performance & does not guarantee future results. Investment return & principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost when sold or redeemed. Current performance may be higher or lower than the performance quoted. Returns for periods greater than one year are annualized. Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns. For performance data current to the most recent month end, please call (251) 517-7198, or visit www.aptusetfs.com.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Opus Small Cap Value ETF

Performance Summary
(Unaudited)

Growth of $10,000

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$13,252
$13,244
$12,028
7/17/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
Opus Small Cap Value ETF — NAV
Opus Small Cap Value ETF — Market
Russell 2000® Value Index

Average Annualized Returns April 30, 2022	1 Year	3 Years	Since Inception (7/17/2018)
Opus Small Cap Value ETF — NAV	-4.25%	9.35%	7.72%
Opus Small Cap Value ETF — Market	-4.09%	9.30%	7.70%
Russell 2000® Value Index	-6.59%	8.38%	5.00%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 17, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The total operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2021, is 0.79%.

The performance data represents past performance & does not guarantee future results. Investment return & principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost when sold or redeemed. Current performance may be higher or lower than the performance quoted. Returns for periods greater than one year are annualized. Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns. For performance data current to the most recent month end, please call (251) 517-7198, or visit www.aptusetfs.com.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

International Drawdown Managed Risk ETF

Performance Summary
(Unaudited)

Growth of $10,000

$11,000
$10,000
$9,000
$8,000
7/22/21
7/30/21
10/31/21
1/31/22
4/30/22
$8,868
$8,764
$8,654
International Drawdown Managed Equity ETF — NAV
International Drawdown Managed Equity ETF — Market
MSCI AC World Index ex USA Net

Cumulative Returns April 30, 2022	Since Inception (7/22/2021)
International Drawdown Managed Equity ETF — NAV	-13.46%
International Drawdown Managed Equity ETF — Market	-12.36%
MSCI AC World Index ex USA Net	-11.32%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 22, 2021 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The total operating expenses as stated in the fee table to the Fund’s prospectus dated July 31, 2021, is 0.65%.

The performance data represents past performance & does not guarantee future results. Investment return & principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost when sold or redeemed. Current performance may be higher or lower than the performance quoted. Returns for periods greater than one year are annualized. Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns. For performance data current to the most recent month end, please call (251) 517-7198, or visit www.aptusetfs.com.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Aptus ETFs

Portfolio Allocations

As of April 30, 2022 (Unaudited)

Aptus Collared Income Opportunity ETF

Sector	Percentage of Net Assets
Technology (a)	26.3%
Consumer, Non-cyclical	18.9
Financial	14.5
Consumer, Cyclical	9.8
Communications	8.5
Industrial	6.7
Energy	4.7
Basic Materials	4.1
Purchased Options	3.6
Utilities	2.5
Other Assets in Excess of Liabilities	0.4
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

Aptus Defined Risk ETF

Sector	Percentage of Net Assets
Investment Grade Corporate Bonds	92.4%
Other Assets in Excess of Liabilities	6.0
Purchased Options	1.6
Total	100.0%

Aptus Drawdown Managed Equity ETF

Sector	Percentage of Net Assets
Technology	24.5%
Consumer, Non-cyclical	18.6
Financial	16.3
Consumer, Cyclical	11.8
Communications	8.9
Industrial	7.1
Energy	3.6
Basic Materials	3.5
Purchased Options	3.0
Utilities	2.5
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Aptus ETFs

Portfolio Allocations

As of April 30, 2022 (Unaudited) (Continued)

Opus Small Cap Value ETF

Sector	Percentage of Net Assets
Financial (a)	31.4%
Industrial	18.5
Energy	13.6
Consumer, Cyclical	12.1
Consumer, Non-cyclical	11.9
Basic Materials	3.5
Other Assets in Excess of Liabilities	3.3
Technology	3.3
Utilities	1.3
Communications	1.1
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

International Drawdown Managed Equity ETF

Sector	Percentage of Net Assets
Developed Market Equity	70.5%
Emerging Market Equity	27.5
Purchased Options	1.1
Other Assets in Excess of Liabilities	0.9
Total	100.0%

Aptus Collared Income Opportunity ETF

Schedule of Investments
April 30, 2022

Shares	Security Description	Value
	COMMON STOCKS — 96.0%
	Basic Materials — 4.1%
61,889	BHP Group, Ltd. - ADR (a)	$4,145,325
16,483	Linde plc (a)	5,142,037
63,368	Mosaic Company (a)	3,955,431
11,449	Sherwin-Williams Company (a)	3,148,017
		16,390,810
	Communications — 8.5%
6,519	Alphabet, Inc. - Class C (a)(b)	14,989,332
4,853	Amazon.com, Inc. (a)(b)	12,062,762
50,118	Comcast Corporation - Class A (a)	1,992,692
25,338	Meta Platforms, Inc. - Class A (a)(b)	5,079,509
		34,124,295
	Consumer, Cyclical — 9.8%
31,986	Darden Restaurants, Inc. (a)	4,213,516
23,246	Dollar General Corporation (a)	5,521,622
61,816	D.R. Horton, Inc. (a)	4,301,775
19,415	Home Depot, Inc. (a)	5,832,266
29,090	Marriott International, Inc. - Class A (a)(b)	5,164,057
26,715	Target Corporation (a)	6,108,385
4,591	Tesla, Inc. (a)(b)	3,997,659
29,037	Walmart, Inc. (a)	4,442,371
		39,581,651
	Consumer, Non-cyclical — 18.9%
28,599	Abbott Laboratories (a)	3,245,987
39,075	AbbVie, Inc. (a)	5,739,336
55,553	Altria Group, Inc.	3,087,080
14,269	Anthem, Inc. (a)	7,162,039
17,387	Charles River Laboratories International, Inc. (a)(b)	4,199,134
9,138	Eli Lilly and Company (a)	2,669,484
30,008	Johnson & Johnson (a)	5,415,244
49,948	Medtronic plc (a)	5,212,573
28,605	Merck & Company, Inc. (a)	2,536,977
30,139	PepsiCo, Inc. (a)	5,175,168
26,843	Procter & Gamble Company (a)	4,309,644
12,199	S&P Global, Inc. (a)	4,592,924
12,966	Thermo Fisher Scientific, Inc. (a)	7,169,161
8,520	United Rentals, Inc. (a)(b)	2,696,750
17,162	UnitedHealth Group, Inc. (a)	8,727,735
22,101	Zoetis, Inc. (a)	3,917,402
		75,856,638
	Energy — 4.7%
35,999	Diamondback Energy, Inc. (a)	4,544,154
70,824	Exxon Mobil Corporation (a)	6,037,746
103,938	Halliburton Company (a)	3,702,272
	COMMON STOCKS — 96.0% (Continued)
	Energy — 4.7% (Continued)
19,584	Pioneer Natural Resources Company (a)	4,552,692
		18,836,864
	Financial — 14.5%
126,789	American Homes 4 Rent - Class A (a)	5,022,112
131,650	Bank of America Corporation (a)	4,697,272
20,510	Berkshire Hathaway, Inc. - Class B (a)(b)	6,621,243
28,030	Charles Schwab Corporation (a)	1,859,230
19,148	Chubb, Ltd.	3,953,105
6,637	Equinix, Inc. (a)	4,772,534
12,095	Goldman Sachs Group, Inc. (a)	3,694,902
35,020	Intercontinental Exchange, Inc. (a)	4,055,666
45,926	JPMorgan Chase & Company (a)	5,481,727
33,091	Marsh & McLennan Companies, Inc. (a)	5,350,815
11,173	Mastercard, Inc. - Class A (a)	4,060,045
31,148	Prologis, Inc. (a)	4,992,713
7,944	SVB Financial Group (a)(b)	3,873,812
		58,435,176
	Industrial — 6.7%
24,485	Caterpillar, Inc. (a)	5,155,072
44,880	Emerson Electric Company (a)	4,047,279
24,847	L3Harris Technologies, Inc. (a)	5,770,964
8,995	Lockheed Martin Corporation (a)	3,886,919
21,845	Union Pacific Corporation (a)	5,118,065
16,296	United Parcel Service, Inc. - Class B	2,932,954
		26,911,253
	Technology — 26.3% (c)
17,284	Accenture plc - Class A (a)	5,191,422
10,969	Adobe, Inc. (a)(b)	4,343,175
17,477	Advanced Micro Devices, Inc. (a)(b)	1,494,633
36,560	Analog Devices, Inc. (a)	5,644,133
174,565	Apple, Inc. (a)	27,520,172
10,459	Broadcom, Inc. (a)	5,798,365
27,289	Broadridge Financial Solutions, Inc. (a)	3,933,163
41,284	Fidelity National Information Services, Inc. (a)	4,093,309
10,265	Intuit, Inc. (a)	4,298,469
11,035	Lam Research Corporation (a)	5,139,662
84,100	Microsoft Corporation (a)	23,339,432
44,756	Paychex, Inc. (a)	5,671,928
24,398	salesforce.com, Inc. (a)(b)	4,292,584
29,956	Texas Instruments, Inc. (a)	5,100,010
		105,860,457

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Investments
April 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.0% (Continued)
	Utilities — 2.5%
28,368	American Water Works Company, Inc. (a)	$4,370,941
80,160	NextEra Energy, Inc. (a)	5,692,963
		10,063,904
	TOTAL COMMON STOCKS (Cost $359,310,954)	386,061,048

Contracts		Notional Amount
	PURCHASED OPTIONS (d) — 3.6%
	Put Options — 3.6%
1,000	S&P 500 Index, Expiration: 05/20/2022, Exercise Price: $4,200.00	$413,193,000	14,370,000
	TOTAL PURCHASED OPTIONS (Cost $7,808,931)		14,370,000
	Total Investments (Cost $367,119,885) — 99.6%		400,431,048
	Other Assets in Excess of Liabilities — 0.4%		1,802,292
	NET ASSETS — 100.0%		$402,233,340

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2022, the value of these securities amount to $365,837,887 or 91.0% of net assets.
(b)	Non-income producing security.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(d)	Exchange Traded.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options
April 30, 2022

Contracts	Security Description	Notional Amount	Value
	Written Options (a) — (0.6)%
	Call Options — (0.2)%
(169)	Accenture plc - Class A, Expiration: 05/20/2022, Exercise Price: $360.00	$(5,076,084)	$(2,957)
(170)	Advanced Micro Devices, Inc. - Class C, Expiration: 05/20/2022, Exercise Price: $115.00	(1,453,840)	(5,440)
(32)	Alphabet, Inc. - Class C, Expiration: 05/20/2022, Exercise Price: $2,600.00	(7,357,856)	(23,040)
(32)	Alphabet, Inc., Expiration: 05/20/2022, Exercise Price: $2,700.00	(7,357,856)	(11,760)
(270)	Altria Group, Inc., Expiration: 05/20/2022, Exercise Price: $59.00	(1,500,390)	(7,425)
(48)	Amazon.com, Inc., Expiration: 05/20/2022, Exercise Price: $2,950.00	(11,931,024)	(30,960)
(187)	Analog Devices, Inc., Expiration: 05/20/2022, Exercise Price: $175.00	(2,886,906)	(11,220)
(170)	Analog Devices, Inc., Expiration: 05/20/2022, Exercise Price: $180.00	(2,624,460)	(5,100)
(138)	Anthem, Inc., Expiration: 05/20/2022, Exercise Price: $560.00	(6,926,634)	(10,350)
	Written Options (a) — (0.6)% (Continued)
	Call Options — (0.2)% (Continued)
(1,275)	Apple, Inc., Expiration: 05/20/2022, Exercise Price: $175.00	(20,100,375)	(74,587)
(450)	Apple, Inc., Expiration: 05/20/2022, Exercise Price: $182.50	(7,094,250)	(9,000)
(640)	Bank of America Corporation, Expiration: 05/20/2022, Exercise Price: $44.00	(2,283,520)	(1,920)
(102)	Broadcom, Inc., Expiration: 05/20/2022, Exercise Price: $660.00	(5,654,778)	(6,120)
(240)	Caterpillar, Inc., Expiration: 05/20/2022, Exercise Price: $240.00	(5,052,960)	(13,920)
(170)	Charles River Laboratories International, Inc., Expiration: 05/20/2022, Exercise Price: $340.00	(4,105,670)	(35,275)
(70)	Chubb, Ltd., Expiration: 05/20/2022, Exercise Price: $230.00	(1,445,150)	(2,100)
(493)	Comcast Corporation - Class A, Expiration: 05/20/2022, Exercise Price: $50.00	(1,960,168)	(1,479)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options
April 30, 2022 (Continued)

Contracts	Security Description	Notional Amount	Value
	Written Options (a) — (0.6)% (Continued)
	Call Options — (0.2)% (Continued)
(312)	Darden Restaurants, Inc., Expiration: 05/20/2022, Exercise Price: $145.00	$(4,109,976)	$(23,400)
(355)	Diamondback Energy, Inc., Expiration: 05/20/2022, Exercise Price: $160.00	(4,481,165)	(18,637)
(115)	Dollar General Corporation, Expiration: 05/20/2022, Exercise Price: $260.00	(2,731,595)	(7,475)
(115)	Dollar General Corporation, Expiration: 05/20/2022, Exercise Price: $270.00	(2,731,595)	(2,300)
(604)	D.R. Horton, Inc., Expiration: 05/20/2022, Exercise Price: $85.00	(4,203,236)	(10,570)
(89)	Eli Lilly and Company, Expiration: 05/20/2022, Exercise Price: $320.00	(2,599,957)	(7,342)
(220)	Emerson Electric Company, Expiration: 05/20/2022, Exercise Price: $100.00	(1,983,960)	(5,500)
(64)	Equinix, Inc., Expiration: 05/20/2022, Exercise Price: $820.00	(4,602,112)	(15,360)
	Written Options (a) — (0.6)% (Continued)
	Call Options — (0.2)% (Continued)
(120)	Goldman Sachs Group, Inc., Expiration: 05/20/2022, Exercise Price: $340.00	(3,665,880)	(10,620)
(1,023)	Halliburton Company, Expiration: 05/20/2022, Exercise Price: $44.00	(3,643,926)	(14,322)
(189)	Home Depot, Inc., Expiration: 05/20/2022, Exercise Price: $345.00	(5,677,560)	(14,175)
(140)	Johnson & Johnson, Expiration: 05/20/2022, Exercise Price: $190.00	(2,526,440)	(8,190)
(242)	L3Harris Technologies, Inc., Expiration: 05/20/2022, Exercise Price: $290.00	(5,620,692)	(24,200)
(108)	Lam Research Corporation, Expiration: 05/20/2022, Exercise Price: $565.00	(5,030,208)	(13,878)
(161)	Linde plc, Expiration: 05/20/2022, Exercise Price: $350.00	(5,022,556)	(9,257)
(45)	Lockheed Martin Corporation, Expiration: 05/20/2022, Exercise Price: $480.00	(1,944,540)	(5,962)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options
April 30, 2022 (Continued)

Contracts	Security Description	Notional Amount	Value
	Written Options (a) — (0.6)% (Continued)
	Call Options — (0.2)% (Continued)
(44)	Lockheed Martin Corporation, Expiration: 05/20/2022, Exercise Price: $505.00	$(1,901,328)	$(1,980)
(284)	Marriott International, Inc. - Class A, Expiration: 05/20/2022, Exercise Price: $200.00	(5,041,568)	(36,210)
(323)	Marsh & McLennan Companies, Inc., Expiration: 05/20/2022, Exercise Price: $185.00	(5,222,910)	(4,038)
(91)	Mastercard, Inc. - Class A, Expiration: 05/20/2022, Exercise Price: $400.00	(3,306,758)	(19,156)
(280)	Merck & Company, Inc., Expiration: 05/20/2022, Exercise Price: $91.00	(2,483,320)	(29,400)
(136)	Meta Platforms, Inc. - Class A, Expiration: 05/20/2022, Exercise Price: $227.50	(2,726,392)	(22,712)
(112)	Meta Platforms, Inc. - Class A, Expiration: 05/20/2022, Exercise Price: $235.00	(2,245,264)	(10,640)
(414)	Microsoft Corporation, Expiration: 05/20/2022, Exercise Price: $310.00	(11,489,328)	(30,222)
	Written Options (a) — (0.6)% (Continued)
	Call Options — (0.2)% (Continued)
(411)	Microsoft Corporation, Expiration: 05/20/2022, Exercise Price: $325.00	(11,406,072)	(13,563)
(628)	Mosaic Company, Expiration: 05/06/2022, Exercise Price: $77.00	(3,919,976)	(20,096)
(223)	Paychex, Inc., Expiration: 05/20/2022, Exercise Price: $145.00	(2,826,079)	(5,018)
(299)	PepsiCo, Inc., Expiration: 05/20/2022, Exercise Price: $185.00	(5,134,129)	(11,362)
(100)	Pioneer Natural Resources Company, Expiration: 05/20/2022, Exercise Price: $300.00	(2,324,700)	(3,500)
(263)	Procter & Gamble Company, Expiration: 05/20/2022, Exercise Price: $170.00	(4,222,465)	(12,098)
(304)	Prologis, Inc., Expiration: 05/20/2022, Exercise Price: $180.00	(4,872,816)	(8,360)
(119)	S&P Global, Inc., Expiration: 05/20/2022, Exercise Price: $450.00	(4,480,350)	(9,818)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options
April 30, 2022 (Continued)

Contracts	Security Description	Notional Amount	Value
	Written Options (a) — (0.6)% (Continued)
	Call Options — (0.2)% (Continued)
(239)	salesforce.com, Inc., Expiration: 05/20/2022, Exercise Price: $207.50	$(4,204,966)	$(12,547)
(111)	Sherwin-Williams Company, Expiration: 05/20/2022, Exercise Price: $290.00	(3,052,056)	(23,033)
(70)	SVB Financial Group, Expiration: 05/20/2022, Exercise Price: $600.00	(3,413,480)	(12,425)
(261)	Target Corporation, Expiration: 05/20/2022, Exercise Price: $270.00	(5,967,765)	(15,530)
(45)	Tesla, Inc., Expiration: 05/06/2022, Exercise Price: $1,050.00	(3,918,420)	(5,805)
(297)	Texas Instruments, Inc., Expiration: 05/20/2022, Exercise Price: $187.50	(5,056,425)	(15,890)
(216)	Union Pacific Corporation, Expiration: 05/20/2022, Exercise Price: $260.00	(5,060,664)	(8,640)
(80)	United Parcel Service, Inc. - Class B, Expiration: 05/20/2022, Exercise Price: $200.00	(1,439,840)	(3,720)
(59)	United Rentals, Inc., Expiration: 05/20/2022, Exercise Price: $390.00	(1,867,468)	(3,393)
	Written Options (a) — (0.6)% (Continued)
	Call Options — (0.2)% (Continued)
(284)	Walmart, Inc., Expiration: 05/20/2022, Exercise Price: $170.00	(4,344,916)	(7,526)
			(790,523)
	Put Options — (0.4)%
(1,000)	S&P 500 Index, Expiration: 05/20/2022, Exercise Price: $3,600.00	(413,193,000)	(1,710,000)
	TOTAL WRITTEN OPTIONS (Premiums Received $1,912,525)		$(2,500,523)

Percentages are stated as a percent of net assets.

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Schedule of Investments
April 30, 2022

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 92.4% (a)
	Investment Grade Corporate Bonds — 92.4%
1,240,620	Invesco BulletShares 2024 Corporate Bond ETF	$25,854,521
1,256,310	Invesco BulletShares 2025 Corporate Bond ETF	25,829,734
1,324,370	Invesco BulletShares 2026 Corporate Bond ETF	25,772,240
314,070	Invesco BulletShares 2028 Corporate Bond ETF	6,378,762
2,011,290	iShares iBonds Dec 2023 Term Corporate ETF (b)	50,583,944
7,246,009	iShares iBonds Dec 2024 Term Corporate ETF (b)	179,860,435
7,643,518	iShares iBonds Dec 2025 Term Corporate ETF (b)	190,017,857
7,611,322	iShares iBonds Dec 2026 Term Corporate ETF (b)	182,671,728
6,118,429	iShares iBonds Dec 2027 Term Corporate ETF (b)	147,698,876
	TOTAL EXCHANGE TRADED FUNDS (Cost $876,733,983)	834,668,097

Contracts		Notional Amount
	PURCHASED OPTIONS (c) — 1.6%
	Call Options — 1.1%
25,000	Fidelity National Information Services, Inc., Expiration: 07/15/2022, Exercise Price: $140.00	$247,875,000	562,500
850	S&P 500 Index, Expiration: 07/15/2022, Exercise Price: $4,300.00	351,214,050	9,481,750
			10,044,250

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 1.6% (Continued)
	Put Options — 0.5%
300	S&P 500 Index, Expiration: 05/20/2022, Exercise Price: $4,200.00 (d)	$123,957,900	$4,311,000
	TOTAL PURCHASED OPTIONS (Cost $14,616,490)		14,355,250
	Total Investments (Cost $891,350,473) — 94.0%		849,023,347
	Other Assets in Excess of Liabilities — 6.0%		54,346,856
	NET ASSETS — 100.0%		$903,370,203

Percentages are stated as a percent of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)	Affiliated Exchange Traded Fund during the year. See Note 5 in Notes to Financial Statements.
(c)	Exchange traded.
(d)	Security is held in connection with a written option, see Schedule of Written Options for more details.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Schedule of Written Options
April 30, 2022

Contracts	Security Description	Notional Amount	Value
	Written Options (a) — (0.1)%
	Put Options — (0.1)%
(300)	S&P 500 Index, Expiration: 05/20/2022, Exercise Price: $3,600.00	$(123,957,900)	$(513,000)
	TOTAL WRITTEN OPTIONS (Premiums Received $294,229)		$(513,000)

Percentages are stated as a percent of net assets.

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of Investments
April 30, 2022

Shares	Security Description	Value
	COMMON STOCKS — 96.8%
	Basic Materials — 3.5%
18,830	Franco-Nevada Corporation	$2,846,343
10,294	Linde plc	3,211,316
55,485	Mosaic Company	3,463,374
12,052	Sherwin-Williams Company	3,313,818
		12,834,851
	Communications — 8.9%
6,054	Alphabet, Inc. - Class C (a)	13,920,144
4,521	Amazon.com, Inc. (a)	11,237,533
67,847	Comcast Corporation - Class A	2,697,596
22,155	Meta Platforms, Inc. - Class A (a)	4,441,413
		32,296,686
	Consumer, Cyclical — 11.8%
1,682	AutoZone, Inc. (a)	3,289,101
33,766	Copart, Inc. (a)	3,837,506
4,966	Costco Wholesale Corporation	2,640,521
34,242	Darden Restaurants, Inc.	4,510,699
26,017	Dollar General Corporation	6,179,818
46,765	D.R. Horton, Inc.	3,254,376
29,265	Hilton Worldwide Holdings, Inc. (a)	4,544,562
17,377	Home Depot, Inc.	5,220,051
9,220	Pool Corporation	3,736,128
3,751	Tesla, Inc. (a)	3,266,221
16,916	Walmart, Inc.	2,587,979
		43,066,962
	Consumer, Non-cyclical — 18.6%
32,161	Abbott Laboratories	3,650,273
17,308	AbbVie, Inc.	2,542,199
44,462	Altria Group, Inc.	2,470,753
6,133	Anthem, Inc.	3,078,337
90,080	Boston Scientific Corporation (a)	3,793,269
9,327	Chemed Corporation	4,583,195
12,033	Eli Lilly and Company	3,515,200
14,290	Intuitive Surgical, Inc. (a)	3,419,597
18,209	IQVIA Holdings, Inc. (a)	3,969,380
26,919	Johnson & Johnson	4,857,803
24,205	Merck & Company, Inc.	2,146,741
30,097	PepsiCo, Inc.	5,167,956
23,584	Procter & Gamble Company	3,786,411
45,908	Royalty Pharma plc - Class A	1,954,763
6,682	S&P Global, Inc.	2,515,773
9,381	Thermo Fisher Scientific, Inc.	5,186,943
13,531	UnitedHealth Group, Inc.	6,881,190
23,205	Zoetis, Inc.	4,113,086
		67,632,869
	COMMON STOCKS — 96.8% (Continued)
	Energy — 3.6%
28,014	Chevron Corporation	4,388,953
29,114	Diamondback Energy, Inc.	3,675,060
21,136	Pioneer Natural Resources Company	4,913,486
		12,977,499
	Financial — 16.3%
100,596	Bank of America Corporation	3,589,265
18,567	Berkshire Hathaway, Inc. - Class B (a)	5,993,985
34,046	Blackstone, Inc.	3,458,052
26,546	Charles Schwab Corporation	1,760,796
20,545	Chubb, Ltd.	4,241,515
17,921	Extra Space Storage, Inc.	3,404,990
20,150	First Republic Bank/CA	3,006,783
247,284	Host Hotels & Resorts, Inc.	5,032,230
40,719	Intercontinental Exchange, Inc.	4,715,667
36,555	JPMorgan Chase & Company	4,363,205
11,355	Mastercard, Inc. - Class A	4,126,180
12,037	PNC Financial Services Group, Inc.	1,999,346
24,758	Progressive Corporation	2,658,019
26,591	Sun Communities, Inc.	4,668,582
29,833	Visa, Inc. - Class A	6,358,307
		59,376,922
	Industrial — 7.1%
25,908	Caterpillar, Inc.	5,454,670
11,625	Lockheed Martin Corporation	5,023,395
64,080	Otis Worldwide Corporation	4,667,587
19,871	Raytheon Technologies Corporation	1,885,957
165,775	Tenaris SA - ADR	5,003,089
15,957	Union Pacific Corporation	3,738,566
		25,773,264
	Technology — 24.5%
18,194	Accenture plc - Class A	5,464,750
6,283	Adobe, Inc. (a)	2,487,754
33,558	Advanced Micro Devices, Inc. (a)	2,869,880
162,112	Apple, Inc.	25,556,957
3,886	ASML Holding NV - NY	2,190,810
8,106	Broadcom, Inc.	4,493,885
38,665	Fidelity National Information Services, Inc.	3,833,635
9,415	Lam Research Corporation	4,385,131
78,368	Microsoft Corporation	21,748,687
25,910	NVIDIA Corporation	4,805,528
12,464	Roper Technologies, Inc.	5,857,083
19,415	salesforce.com, Inc. (a)	3,415,875
4,424	ServiceNow, Inc. (a)	2,115,114
		89,225,089

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of Investments
April 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.8% (Continued)
	Utilities — 2.5%
22,730	American Water Works Company, Inc.	$3,502,239
77,920	NextEra Energy, Inc.	5,533,878
		9,036,117
	TOTAL COMMON STOCKS (Cost $317,492,398)	352,220,259

Contracts		Notional Amount
	PURCHASED OPTIONS (b) — 3.0%
	Put Options — 3.0%
1,100	S&P 500 Index, Expiration: 05/06/2022, Exercise Price: $4,000.00 (c)	$454,512,300	3,421,000
2,400	S&P 500 Index, Expiration: 06/17/2022, Exercise Price: $3,500.00 (c)	991,663,200	7,608,000
	TOTAL PURCHASED OPTIONS (Cost $3,508,902)		11,029,000
	Total Investments (Cost $321,001,300) — 99.8%		363,249,259
	Other Assets in Excess of Liabilities — 0.2%		769,875
	NET ASSETS — 100.0%		$364,019,134

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)	Exchange traded.
(c)	Security is held in connection with a written option, see Schedule of Written Options for more details.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of Written Options
April 30, 2022

Contracts	Security Description	Notional Amount	Value
	Written Options (a) — (1.0)%
	Put Options — (1.0)%
(1,100)	S&P 500 Index, Expiration: 05/06/2022, Exercise Price: $3,600.00	$(454,512,300)	$(550,000)
(2,400)	S&P 500 Index, Expiration: 06/17/2022, Exercise Price: $3,000.00	(991,663,200)	(2,916,000)
	TOTAL WRITTEN OPTIONS (Premiums Received $2,101,251)		$(3,466,000)

Percentages are stated as a percent of net assets.

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Schedule of Investments
April 30, 2022

Shares	Security Description	Value
	COMMON STOCKS — 96.7%
	Basic Materials — 3.5%
129,389	Hudbay Minerals, Inc.	$828,090
15,762	Reliance Steel & Aluminum Company	3,124,816
85,652	Valvoline, Inc.	2,589,260
		6,542,166
	Communications — 1.1%
26,374	Shutterstock, Inc.	1,997,039

	Consumer, Cyclical — 12.1%
42,825	Boyd Gaming Corporation	2,594,339
12,744	Churchill Downs, Inc.	2,586,267
20,126	Columbia Sportswear Company	1,653,552
103,871	KB Home	3,368,537
18,927	Marriott Vacations Worldwide Corporation	2,826,369
47,262	Patrick Industries, Inc.	2,942,060
36,204	RCI Hospitality Holdings, Inc.	2,243,200
31,313	Texas Roadhouse, Inc.	2,577,999
6,790	Watsco, Inc.	1,811,436
		22,603,759
	Consumer, Non-cyclical — 11.9%
9,083	Chemed Corporation	4,463,295
39,805	Ensign Group, Inc.	3,197,536
51,182	EVERTEC, Inc.	2,016,571
34,048	ICF International, Inc.	3,364,283
59,548	Kforce, Inc.	4,171,337
29,516	US Physical Therapy, Inc.	3,062,875
11,020	WD-40 Company	2,027,460
		22,303,357
	Energy — 13.6%
98,716	Atlantica Sustainable Infrastructure plc	3,050,324
141,543	Brigham Minerals, Inc. - Class A	3,507,436
79,844	Helmerich & Payne, Inc.	3,675,219
176,295	Kimbell Royalty Partners LP	2,967,045
33,020	NextEra Energy Partners LP	2,201,113
19,466	Oasis Petroleum, Inc.	2,582,360
112,286	Patterson-UTI Energy, Inc.	1,845,982
1,955	Texas Pacific Land Corporation	2,671,703
107,663	Viper Energy Partners LP	3,093,158
		25,594,340
	Financial — 31.4% (a)
134,004	City Office REIT, Inc.	1,988,619
29,496	Community Healthcare Trust, Inc.	1,086,043
16,053	EastGroup Properties, Inc.	3,009,937
59,642	Enterprise Financial Services Corporation	2,634,387
	COMMON STOCKS — 96.7% (Continued)
	Financial — 31.4% (a) (Continued)
88,918	Essential Properties Realty Trust, Inc.	2,134,032
49,510	Four Corners Property Trust, Inc.	1,359,545
62,930	German American Bancorp, Inc.	2,208,843
62,650	Gladstone Land Corporation	2,280,460
106,086	Global Medical REIT, Inc.	1,565,829
42,334	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,692,937
22,198	Hanover Insurance Group, Inc.	3,259,110
12,213	Hingham Institution for Savings	3,945,654
50,668	Home BancShares, Inc./AR	1,095,442
10,023	Innovative Industrial Properties, Inc.	1,449,226
107,804	Ladder Capital Corporation	1,227,887
37,896	Lakeland Financial Corporation	2,759,587
28,215	National Storage Affiliates Trust	1,596,969
30,420	NexPoint Residential Trust, Inc.	2,712,247
143,758	Old Second Bancorp, Inc.	1,979,548
42,614	Preferred Bank	2,860,252
11,748	Primerica, Inc.	1,522,071
92,133	Seacoast Banking Corporation of Florida	2,994,322
45,250	Stock Yards Bancorp, Inc.	2,365,670
81,430	UMH Properties, Inc.	1,915,234
41,901	Washington Trust Bancorp, Inc.	1,966,833
100,491	West BanCorp, Inc.	2,512,275
36,627	Western Alliance Bancorp	2,787,681
		58,910,640
	Industrial — 18.5%
20,315	AptarGroup, Inc.	2,332,771
52,136	Arcosa, Inc.	2,790,840
13,694	Carlisle Companies, Inc.	3,551,676
22,482	Comfort Systems USA, Inc.	1,897,930
21,490	Encore Wire Corporation	2,424,287
71,312	Federal Signal Corporation	2,426,747
34,734	Forward Air Corporation	3,368,156
13,384	Hubbell, Inc.	2,614,698
11,958	Kadant, Inc.	2,212,230
23,622	Landstar System, Inc.	3,659,048
24,688	Owens Corning	2,244,880
21,811	Tetra Tech, Inc.	3,037,836
26,345	UFP Industries, Inc.	2,038,313
		34,599,412
	Technology — 3.3%
119,331	Magic Software Enterprises, Ltd.	2,060,846
16,269	MKS Instruments, Inc.	1,854,341
30,847	TTEC Holdings, Inc.	2,276,817
		6,192,004

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Schedule of Investments
April 30, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.7% (Continued)
	Utilities — 1.3%
46,628	California Water Service Group	$2,418,594
	TOTAL COMMON STOCKS (Cost $175,221,243)	181,161,311
	Total Investments (Cost $175,221,243) — 96.7%	181,161,311
	Other Assets in Excess of Liabilities — 3.3%	6,261,474
	NET ASSETS — 100.0%	$187,422,785

Percentages are stated as a percent of net assets.

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

International Drawdown Managed Equity ETF

Schedule of Investments
April 30, 2022

Shares	Security Description		Value
	EXCHANGE TRADED FUNDS — 98.0% (a)
	Developed Market Equity — 70.5%
3,141,571	SPDR Portfolio Developed World ex-US ETF (b)		$100,090,452

	Emerging Market Equity — 27.5% (b)
897,778	Vanguard FTSE Emerging Markets ETF (b)		38,999,477
	TOTAL EXCHANGE TRADED FUNDS (Cost $160,392,920)		139,089,929

Contracts		Notional Amount
	PURCHASED OPTIONS (c) — 1.1%
	Call Options — 0.0% (d)
1,500	iShares MSCI Brazil ETF, Expiration: 05/20/2022, Exercise Price: $35.00	$4,915,500	58,500

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 1.1% (Continued)
	Put Options — 1.1%
5,000	iShares MSCI Emerging Markets ETF, Expiration: 05/20/2022, Exercise Price: $40.00	$21,190,000	$235,000
13,000	iShares MSCI EAFE ETF, Expiration: 05/20/2022, Exercise Price: $67.00	89,232,000	1,300,000
			1,535,000
	TOTAL PURCHASED OPTIONS (Cost $1,658,804)		1,593,500
	Total Investments (Cost $162,051,724) - 99.1%		140,683,429
	Other Assets in Excess of Liabilities - 0.9%		1,225,325
	NET ASSETS — 100.0%		$141,908,754

Percentages are stated as a percent of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Exchange traded.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Assets and Liabilities

April 30, 2022

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF	International Drawdown Managed Equity ETF
ASSETS
Investments in unaffiliated securities, at value*	$400,431,048	$148,774,451	$363,249,259	$181,161,311	$140,683,429
Investments in affiliated securities, at value*	—	700,248,896	—	—	—
Cash	699,164	42,430,157	680,447	6,250,783	390,985
Receivable for capital shares sold	3,001,740	—	—	—	1,080,665
Deposit at broker for options	2,364,503	12,929,295	3,664,512	—	870,015
Restricted cash for options	932,394	—	—	—	—
Dividends and interest receivable	241,672	—	245,190	135,142	—
Receivable for securities sold	214,954	—	3,862,048	—	—
Total assets	407,885,475	904,382,799	371,701,456	187,547,236	143,025,094

LIABILITIES
Written options, at value (premiums received, $1,912,525, $294,229, $2,101,251, $0, and $0)	2,500,523	513,000	3,466,000	—	—
Payable for securities purchased	2,888,372	—	3,969,562	—	1,045,753
Management fees payable	263,240	499,596	246,760	124,451	70,587
Total liabilities	5,652,135	1,012,596	7,682,322	124,451	1,116,340

NET ASSETS	$402,233,340	$903,370,203	$364,019,134	$187,422,785	$141,908,754

Net Assets Consist of:
Paid-in capital	$385,037,906	$964,972,970	$369,621,961	$183,199,911	$163,819,681
Total distributable earnings (accumulated deficit)	17,195,434	(61,602,767)	(5,602,827)	4,222,874	(21,910,927)
Net assets	$402,233,340	$903,370,203	$364,019,134	$187,422,785	$141,908,754

Net Asset Value:
Net assets	$402,233,340	$903,370,203	$364,019,134	$187,422,785	$141,908,754
Shares outstanding ^	13,400,000	33,450,000	9,541,755	5,975,000	6,650,000
Net asset value, offering and redemption price per share	$30.02	$27.01	$38.15	$31.37	$21.34

* Identified cost:
Investments in unaffiliated securities	$367,119,885	$150,586,314	$321,001,300	$175,221,243	$162,051,724
Investment in affiliated securities	—	740,764,159	—	—	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Operations

For the Year/Period Ended April 30, 2022

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF	International Drawdown Managed Equity ETF(1)
INCOME
Dividends from unaffiliated investments*	$4,302,330	$128,574	$3,175,181	$2,265,642	$2,062,437
Dividends from affiliated investments	—	11,756,162	—	—	—
Total investment income	4,302,330	11,884,736	3,175,181	2,265,642	2,062,437

EXPENSES
Management fees	2,444,002	5,524,175	2,364,545	1,227,928	481,680
Interest expense	3,957	61,528	2,274	—	531
Total expenses	2,447,959	5,585,703	2,366,819	1,227,928	482,211
Net investment income (loss)	1,854,371	6,299,033	808,362	1,037,714	1,580,226

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	(432,235)	(10,564,973)	(5,420,608)	4,954,649	(148,022)
Investments in affiliated securities	—	(7,987,539)	—	—	—
Capital gain distributions from affiliated underlying exchange traded funds	—	982,174	—	—	—
Written options	7,936,482	1,374,279	6,252,857	—	(209,745)
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(11,170,803)	98,625	(14,164,055)	(16,164,706)	(21,368,295)
Investments in affiliated securities	—	(43,245,604)	—	—	—
Written options	(874,797)	222,754	(1,592,675)	—	—
Foreign currency translation	—	—	—	(169)	—
Net realized and unrealized gain (loss) on investments	(4,541,353)	(59,120,284)	(14,924,481)	(11,210,226)	(21,726,062)
Net increase (decrease) in net assets resulting from operations	$(2,686,982)	$(52,821,251)	$(14,116,119)	$(10,172,512)	$(20,145,836)

*	Net of foreign withholding taxes	$—	$—	$12,729	$22,015	$—

(1)	The Fund commenced operations on July 22, 2021. The information presented is from July 22, 2021 to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Statements of Changes in Net Assets

	Year Ended April 30, 2022	Year Ended April 30, 2021
OPERATIONS
Net investment income (loss)	$1,854,371	$1,549,485
Net realized gain (loss) on investments and written options	7,504,247	(10,089,648)
Change in unrealized appreciation (depreciation) on investments and written options	(12,045,600)	42,343,475
Net increase (decrease) in net assets resulting from operations	(2,686,982)	33,803,312

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,918,599)	(1,454,907)
Total distributions to shareholders	(1,918,599)	(1,454,907)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	222,153,030	65,756,530
Payments for shares redeemed	(17,056,045)	(9,332,665)
Net increase (decrease) in net assets derived from capital share transactions (a)	205,096,985	56,423,865
Net increase (decrease) in net assets	$200,491,404	$88,772,270

NET ASSETS
Beginning of year	$201,741,936	$112,969,666
End of year	$402,233,340	$201,741,936

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	7,150,000	2,450,000
Shares redeemed	(550,000)	(350,000)
Net increase (decrease)	6,600,000	2,100,000

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Statements of Changes in Net Assets

	Year Ended April 30, 2022	Year Ended April 30, 2021
OPERATIONS
Net investment income (loss)	$6,299,033	$5,065,214
Net realized gain (loss) on investments and written options	(16,196,059)	15,273,873
Change in unrealized appreciation (depreciation) on investments and written options	(42,924,225)	(2,599,092)
Net increase (decrease) in net assets resulting from operations	(52,821,251)	17,739,995

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(20,526,380)	(27,066,131)
Total distributions to shareholders	(20,526,380)	(27,066,131)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	389,698,415	425,007,540
Payments for shares redeemed	(69,344,055)	(19,346,640)
Net increase (decrease) in net assets derived from capital share transactions (a)	320,354,360	405,660,900
Net increase (decrease) in net assets	$247,006,729	$396,334,764

NET ASSETS
Beginning of year	$656,363,474	$260,028,710
End of year	$903,370,203	$656,363,474

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	13,500,000	14,150,000
Shares redeemed	(2,400,000)	(650,000)
Net increase (decrease)	11,100,000	13,500,000

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Statements of Changes in Net Assets

	Year Ended April 30, 2022	Year Ended April 30, 2021
OPERATIONS
Net investment income (loss)	$808,362	$510,194
Net realized gain (loss) on investments and written options	832,249	(4,593,838)
Change in unrealized appreciation (depreciation) on investments and written options	(15,756,730)	47,892,841
Net increase (decrease) in net assets resulting from operations	(14,116,119)	43,809,197

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(772,332)	(604,958)
Tax return of capital to shareholders	—	(49,223)
Total distributions to shareholders	(772,332)	(654,181)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	166,728,365	58,663,075
Payments for shares redeemed	(10,154,155)	(10,734,185)
Net increase (decrease) in net assets derived from capital share transactions (a)	156,574,210	47,928,890
Net increase (decrease) in net assets	$141,685,759	$91,083,906

NET ASSETS
Beginning of year	$222,333,375	$131,249,469
End of year	$364,019,134	$222,333,375

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	4,050,000	1,700,000
Shares redeemed	(250,000)	(300,000)
Net increase (decrease)	3,800,000	1,400,000

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Statements of Changes in Net Assets

	Year Ended April 30, 2022	Year Ended April 30, 2021
OPERATIONS
Net investment income (loss)	$1,037,714	$500,539
Net realized gain (loss) on investments	4,954,649	4,133,180
Change in unrealized appreciation (depreciation) on investments and foreign currency	(16,164,875)	27,115,173
Net increase (decrease) in net assets resulting from operations	(10,172,512)	31,748,892

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,560,722)	(500,479)
Tax return of capital to shareholders	—	(88,541)
Total distributions to shareholders	(1,560,722)	(589,020)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	102,346,398	34,911,667
Payments for shares redeemed	(9,850,255)	(3,804,595)
Net increase (decrease) in net assets derived from capital share transactions (a)	92,496,143	31,107,072
Net increase (decrease) in net assets	$80,762,909	$62,266,944

NET ASSETS
Beginning of year	$106,659,876	$44,392,932
End of year	$187,422,785	$106,659,876

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	3,050,000	1,225,000
Shares redeemed	(300,000)	(175,000)
Net increase (decrease)	2,750,000	1,050,000

The accompanying notes are an integral part of these financial statements.

International Drawdown Managed Equity ETF

Statement of Changes in Net Assets

Period Ended April 30, 2022 (1)
OPERATIONS
Net investment income (loss)	$1,580,226
Net realized gain (loss) on investments and written options	(357,767)
Change in unrealized appreciation (depreciation) on investments and written options	(21,368,295)
Net increase (decrease) in net assets resulting from operations	(20,145,836)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,732,695)
Total distributions to shareholders	(1,732,695)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	166,218,085
Payments for shares redeemed	(2,430,800)
Net increase (decrease) in net assets derived from capital share transactions (a)	163,787,285
Net increase (decrease) in net assets	$141,908,754

NET ASSETS
Beginning of period	$—
End of period	$141,908,754

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	6,750,000
Shares redeemed	(100,000)
Net increase (decrease)	6,650,000

(1)	The Fund commenced operations on July 22, 2021. The information presented is from July 22, 2021 to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended April 30,		Period Ended April 30,
	2022	2021	2020(1)
Net asset value, beginning of year/period	$29.67	$24.04	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.19	0.27	0.49
Net realized and unrealized gain (loss) on investments (3)	0.34	5.61	(1.01)
Total from investment operations	0.53	5.88	(0.52)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.18)	(0.25)	(0.44)
Total distributions to shareholders	(0.18)	(0.25)	(0.44)

Net asset value, end of year/period	$30.02	$29.67	$24.04

Total return	1.78%	24.57%	-2.14	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$402,233	$201,742	$112,970

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79	%(5)
Net investment income (loss) to average net assets	0.60%	0.99%	2.46	%(5)
Portfolio turnover rate (6)	48%	46%	170	%(4)

(1)	Commencement of operations on July 9, 2019.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended April 30,					Period Ended April 30,
	2022		2021		2020	2019(1)
Net asset value, beginning of year/period	$29.37		$29.38		$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(3)	0.23		0.32		0.55	0.35
Net realized and unrealized gain (loss) on investments (4)	(1.86)		1.31		3.14	1.90
Total from investment operations	(1.63)		1.63		3.69	2.25

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.20)		(0.33)		(0.50)	(0.27)
From realized gains	(0.53)		(1.31)		(0.32)	(0.47)
Total distributions to shareholders	(0.73)		(1.64)		(0.82)	(0.74)

Net asset value, end of year/period	$27.01		$29.37		$29.38	$26.51

Total return	-5.73%		5.62%		14.12%	9.23	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$903,370		$656,363		$260,029	$104,695

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (6)	0.70	%(8)	0.70	%(8)	0.69%	0.69	%(7)
Net investment income (loss) to average net assets (3)	0.79	%(8)	1.07	%(8)	1.97%	1.86	%(7)
Portfolio turnover rate (9)	69%		28%		78%	21	%(5)

(1)	Commencement of operations on August 7, 2018.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(4)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(5)	Not annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.
(7)	Annualized
(8)	Includes broker interest expense of 0.01%.
(9)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Financial Highlights
For a capital share outstanding throughout the year

	Year Ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$38.72	$30.23	$29.82	$32.49	$26.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.11	0.10	0.28	0.29	0.05
Net realized and unrealized gain (loss) on investments (2)	(0.58)	8.52	0.39	(2.72)	5.97
Total from investment operations	(0.47)	8.62	0.67	(2.43)	6.02

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.10)	(0.12)	(0.26)	(0.24)	(0.10)
Tax return of capital to shareholders	—	(0.01)	—	—	—
Total distributions to shareholders	(0.10)	(0.13)	(0.26)	(0.24)	(0.10)

Net asset value, end of year	$38.15	$38.72	$30.23	$29.82	$32.49

Total return	-1.23%	28.59%	2.27%	-7.46%	22.68%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$364,019	$222,333	$131,249	$70,065	$56,866

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income (loss) to average net assets	0.27%	0.29%	0.94%	0.91%	0.17%
Portfolio turnover rate (3)	43%	48%	230%	321%	124%

(1)	Calculated based on average shares outstanding during the year.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended April 30,			Period Ended April 30,
	2022	2021	2020	2019(1)
Net asset value, beginning of year/period	$33.07	$20.41	$25.00	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.22	0.21	0.48	0.38
Net realized and unrealized gain (loss) on investments (3)	(1.59)	12.69	(4.53)	(0.08)
Total from investment operations	(1.37)	12.90	(4.05)	0.30

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.21)	(0.20)	(0.49)	(0.30)
From realized gains	(0.12)	—	—	—
Tax return of capital to shareholders	—	(0.04)	(0.05)	—
Total distributions to shareholders	(0.33)	(0.24)	(0.54)	(0.30)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	—	—	0.00 (4)	0.00	(4)

Net asset value, end of year/period	$31.37	$33.07	$20.41	$25.00

Total return	-4.25%	63.49%	-16.46%	1.34	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$187,423	$106,660	$44,393	$46,877

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79%	0.79	%(6)
Net investment income (loss) to average net assets	0.67%	0.77%	1.94%	2.01	%(6)
Portfolio turnover rate (7)	45%	65%	56%	31	%(5)

(1)	Commencement of operations on July 17, 2018.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

International Drawdown Managed Equity ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended April 30, 2022(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(3)	0.36
Net realized and unrealized gain (loss) on investments (4)	(3.68)
Total from investment operations	(3.32)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.34)
Total distributions to shareholders	(0.34)

Net asset value, end of period	$21.34

Total return	(13.46	)%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$141,909

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (6)	0.59	%(7)
Net investment income (loss) to average net assets (3)	1.93	%(7)
Portfolio turnover rate (8)	2	%(5)

(1)	Commencement of operations on July 22, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(4)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(5)	Not annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.
(7)	Annualized
(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Notes to Financial Statements

April 30, 2022

NOTE 1 – ORGANIZATION

Aptus Collared Income Opportunity ETF and International Drawdown Managed Equity ETF are each a non-diversified series and Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and Opus Small Cap Value ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Aptus Collared Income Opportunity ETF commenced operations on July 9, 2019, and its investment objective is to seek current income and capital appreciation. Aptus Drawdown Managed Equity ETF commenced operations on June 8, 2016, and its investment objective is to seek capital appreciation with downside protection. Aptus Defined Risk ETF commenced operations on August 7, 2018, and its investment objective is to seek current income and capital appreciation. Opus Small Cap Value ETF commenced operations on July 17, 2018, and its investment objective is to seek capital appreciation. International Drawdown Managed Equity ETF commenced operations on July 22, 2021, and its investment objective is to seek capital appreciation with downside protection.

The end of the reporting period for the Funds is April 30, 2022 and the period covered by these Notes to Financial Statements is the fiscal year from May 1, 2021 to April 30, 2022 for Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Equity ETF, and Opus Small Cap Value ETF and the period from July 22, 2021 to April 30, 2022 for International Drawdown Managed Equity ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Aptus Collared Income Opportunity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$386,061,048	$—	$—	$386,061,048
Purchased Options	—	14,370,000	—	14,370,000
Total Investments in Securities	$386,061,048	$14,370,000	$—	$400,431,048

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$2,500,523	$—	$2,500,523
Total Written Options	$—	$2,500,523	$—	$2,500,523

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Aptus Defined Risk ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$834,668,097	$—	$—	$834,668,097
Purchased Options	—	14,355,250	—	14,355,250
Total Investments in Securities	$834,668,097	$14,355,250	$—	$849,023,347

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$513,000	$—	$513,000
Total Written Options	$—	$513,000	$—	$513,000

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

Aptus Drawdown Managed Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$352,220,259	$—	$—	$352,220,259
Purchased Options	—	11,029,000	—	11,029,000
Total Investments in Securities	$352,220,259	$11,029,000	$—	$363,249,259

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$3,466,000	$—	$3,466,000
Total Written Options	$—	$3,466,000	$—	$3,466,000

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Opus Small Cap Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$181,161,311	$—	$—	$181,161,311
Total Investments in Securities	$181,161,311	$—	$—	$181,161,311

^	See Schedule of Investments for breakout of investments by sector classification.

International Drawdown Managed Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$139,089,929	$—	$—	$139,089,929
Purchased Options	—	1,593,500	—	1,593,500
Total Investments in Securities	$139,089,929	$1,593,500	$—	$140,683,429

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

Distributions received from the Funds’ investments in real estate investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid at least annually. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatment for redemptions in-kind. During the fiscal year ended April 30, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Aptus Collared Income Opportunity ETF	$(4,939,895)	$4,939,895
Aptus Defined Risk ETF	(1,242,767)	1,242,767
Aptus Drawdown Managed Equity ETF	(3,137,298)	3,137,298
Opus Small Cap Value ETF	(2,618,063)	2,618,063
International Drawdown Managed Equity	(32,396)	32,396

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

During the current fiscal period, the Funds realized the following in net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Gains/(Losses) from In-Kind Redemptions
Aptus Collared Income Opportunity ETF	$4,939,895
Aptus Defined Risk ETF	1,242,767
Aptus Drawdown Managed Equity ETF	3,137,298
Opus Small Cap Value ETF	2,618,063
International Drawdown Managed Equity ETF	32,709

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, Aptus Collared Income Opportunity ETF, Aptus Drawdown Managed Equity ETF, and Opus Small Cap Value ETF each pay the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets. Aptus Defined Risk ETF pays the Adviser an annual rate of 0.69% based on the Fund’s average daily net assets. International Drawdown Managed Equity ETF pays the Adviser an annual rate of 0.59% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding options, short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Collared Income Opportunity ETF	$148,542,769	$152,343,523
Aptus Defined Risk ETF	503,466,431	505,094,908
Aptus Drawdown Managed Equity ETF	128,211,638	134,471,551
Opus Small Cap Value ETF	68,477,474	72,796,510
International Drawdown Managed Equity ETF	3,017,471	2,337,208

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus Collared Income Opportunity ETF	$218,383,609	$16,843,629
Aptus Defined Risk ETF	356,010,317	63,023,143
Aptus Drawdown Managed Equity ETF	164,516,798	9,545,147
Opus Small Cap Value ETF	101,018,766	9,746,972
International Drawdown Managed Equity ETF	162,288,999	2,407,376

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Aptus Defined Risk ETF
Affiliated Issuer	Value at 4/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 4/30/2022
iShares iBonds Dec 2021 Term Corporate ETF	$82,766,954	$24,026,447	$(106,439,353)	$(677,504)	$323,456	$—
iShares iBonds Dec 2022 Term Corporate ETF	106,139,099	59,032,887	(162,863,190)	(2,120,171)	(188,625)	—
iShares iBonds Dec 2023 Term Corporate ETF*	147,385,899	105,633,598	(195,313,211)	(5,403,114)	(1,719,228)	50,583,944	*
iShares iBonds Dec 2024 Term Corporate ETF	102,102,385	99,935,966	(12,137,753)	202,686	(10,242,849)	179,860,435
iShares iBonds Dec 2025 Term Corporate ETF	100,739,516	116,835,202	(13,303,839)	42,646	(14,295,668)	190,017,857
iShares iBonds Dec 2026 Term Corporate ETF	—	203,076,783	(7,087,197)	(27,818)	(13,290,040)	182,671,728
iShares iBonds Dec 2027 Term Corporate ETF	—	152,112,495	(576,705)	(4,264)	(3,832,650)	147,698,876
	$539,133,853			$(7,987,539)	$(43,245,604)	$750,832,840

*	As of April 30, 2022, no longer considered to be affiliate of the Fund.

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

Affiliated Issuer (Continued)	Shares Held at 4/30/2022	Dividend Income	Capital Gain Distributions from Underlying Funds
iShares iBonds Dec 2021 Term Corporate ETF	—	$363,523	$—
iShares iBonds Dec 2022 Term Corporate ETF	—	1,798,671	206,852
iShares iBonds Dec 2023 Term Corporate ETF*	2,011,290	3,058,876	510,831
iShares iBonds Dec 2024 Term Corporate ETF	7,246,009	2,466,683	—
iShares iBonds Dec 2025 Term Corporate ETF	7,643,518	2,647,193	264,491
iShares iBonds Dec 2026 Term Corporate ETF	7,611,322	1,258,458	—
iShares iBonds Dec 2027 Term Corporate ETF	6,118,429	162,758	—
		$11,756,162	$982,174

*	As of April 30, 2022, no longer considered to be affiliate of the Fund.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2022 were as follows:

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF	International Drawdown Managed Equity ETF
Tax cost of investments	$376,803,562	$891,916,513	$330,483,517	$175,271,200	$162,253,840
Gross tax unrealized appreciation	$59,852,891	$1,874,509	$60,957,320	$19,881,019	$49,171
Gross tax unrealized depreciation	(35,967,725)	(44,767,675)	(28,191,578)	(13,991,077)	(21,619,582)
Net tax unrealized appreciation (depreciation)	23,885,166	(42,893,166)	32,765,742	5,889,942	(21,570,411)
Undistributed ordinary income	3,548,875	1,095,870	36,030	130,568	—
Undistributed long-term capital gains	—	—	—	—	—
Other accumulated gain (loss)	(10,238,607)	(19,805,471)	(38,404,599)	(1,797,636)	(340,516)
Distributable earnings (accumulated deficit)	$17,195,434	$(61,602,767)	$(5,602,827)	$4,222,874	$(21,910,927)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and the mark-to-market on open Section 1256 options contracts.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. At April 30, 2022, Aptus Defined Risk ETF and Opus Small Cap Value ETF, deferred on a tax basis, post-October capital losses of $19,805,471 and $1,797,636, respectively. International Drawdown Managed Equity ETF deferred, on a tax basis, $152,156 of late-year ordinary losses. Aptus Collared Income Opportunity ETF and Aptus Drawdown Managed Equity ETF did not elect to defer any post-October capital losses or late-year losses.

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

As of April 30, 2022, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Aptus Collared Income Opportunity ETF	$—	$—
Aptus Defined Risk ETF	—	—
Aptus Drawdown Managed Equity ETF	35,570,334	2,834,265
Opus Small Cap Value ETF	—	—
International Drawdown Managed Equity ETF	188,360	—

During the fiscal year ended April 30, 2022, Aptus Collared Income Opportunity ETF utilized $2,171,578 of short-term and $7,557,894 of long-term capital loss carryforward, Aptus Drawdown Managed Equity ETF utilized $5,225,545 of short-term capital loss carryforward, and Opus Small Cap Value ETF utilized $2,213,290 of short-term and $1,284,351 of long-term capital loss carryforward that was available as of April 30, 2021. Utilization of capital loss carryforwards acquired by Aptus Drawdown Managed Equity ETF in connection with the reorganization during the fiscal year ended April 30, 2020 will be subject to limitations because of an ownership change.

The tax character of distributions paid by the Funds during year/period ended April 30, 2022 and year/period ended April 30, 2021 was as follows:

	Year/Period(1) Ended April 30, 2022			Year Ended April 30, 2021
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Aptus Collared Income Opportunity ETF	$1,918,599	$—	$—	$1,454,907	$—	$—
Aptus Defined Risk ETF	17,893,513	2,632,867	—	24,142,128	2,924,003	—
Aptus Drawdown Managed Equity ETF	772,332	—	—	604,958	—	49,223
Opus Small Cap Value ETF	907,157	653,565	—	500,479	—	88,541
International Drawdown Managed Equity ETF	1,732,695	—	—	N/A	N/A	N/A

(1)	Information for International Drawdown Managed Equity ETF is for the period from July 22, 2021 to April 30, 2022.

NOTE 7 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

The Funds may purchase put options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, purchase call options on the Cboe Volatility Index®, or utilize a combination of purchased and written (sold) put options (known as a “spread”) to limit the Funds’ exposure to equity market declines. The Funds may write (sell) call options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, or utilize a combination of purchased and written (sold) call options (spread) to generate premium from such options.

Aptus Collared Income Opportunity ETF’s options collar strategy typically consists of two components: (i) selling covered call options on up to 100% of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same underlying equity securities, a U.S. equity ETF, or the U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities. The Fund seeks to generate income from the combination of dividends received from the equity securities held by the Fund and premiums received from

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

the sale of options. Additionally, the Fund may purchase put options or utilize a combination of purchased and written (sold) put options (known as a “spread”) on one or more equity securities, a U.S. equity ETF, or a U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities.

Aptus Defined Risk ETF’s Equity Strategy seeks exposure to small-, mid-, and large-capitalization U.S. stocks by purchasing exchange-listed call options on individual stocks or depositary receipts (the “Underlying Individual Equities”), on one or more equity indexes, on one or more other ETFs that principally invest in U.S. equity securities (the “Underlying Equity ETFs”), or on one or more other U.S. fixed-income ETFs that provide exposure to either high yield or investment grade bonds (the “Underlying Bond ETFs”) (each, a “reference asset”). The Fund may utilize a combination of purchased and written (sold) call options (known as a “spread). Additionally, Underlying Equity ETFs, Underlying Bond ETFs, or equity indexes may be selected in lieu of or in addition to Underlying Individual Equities to adjust the balance of the Fund’s exposure across industries or to maintain the Fund’s equity exposure when the Adviser believes they present a better risk profile than Underlying Individual Equities. The Adviser may utilize a combination of purchased and written (sold) put or call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call and put options at the time of investment.

Aptus Drawdown Managed Equity ETF seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Puts”). In addition to purchasing Equity Puts, the Adviser may write (sell) Equity Puts. The Adviser also may purchase or write (sell) exchange-listed call options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Calls”). In addition to or in lieu of such Equity Puts or Equity Calls, the Adviser may utilize a combination of purchased and written (sold) put or call options (known as a “spread”) on individual equity securities, one or more equity indexes or ETFs, or the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call options at the time of investment.

International Drawdown Managed Equity ETF seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options or utilizing a combination of purchased and written (sold) put options (known as a “spread”), on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of non-U.S. equity securities (together, “Equity Puts”). The reference asset for an option will generally reflect the overall equity market for emerging markets or developed markets outside the United States, the equity market of a particular region or country (other than the United States), or a particular depositary receipt held by the Fund. In addition to purchasing Equity Puts, the Adviser may write (sell) Equity Puts. The Adviser may also purchase call options or utilize call option spreads on the Cboe Volatility Index® (the “VIX Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time prices of S&P 500® Index call and put options.

When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

(seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for written options. Broker interest paid by the Funds, if any, is included as interest expense in the Statements of Operations. As collateral for its written options, the Aptus Collared Income Opportunity ETF maintains segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash is included as restricted cash for options in the Statement of Assets and Liabilities. The Adviser may earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Fund’s delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Fund’s purchase obligation.

The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus Collared Income Opportunity ETF	$4,450,648
Aptus Defined Risk ETF	32,139,980
Aptus Drawdown Managed Equity ETF	3,800,140
International Drawdown Managed Equity ETF	1,045,728

Written Options
Aptus Collared Income Opportunity ETF	$(2,236,589)
Aptus Defined Risk ETF	(1,471,611)
Aptus Drawdown Managed Equity ETF	(1,143,731)
International Drawdown Managed Equity ETF	(184,650)

Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is as follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	$14,370,000
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	14,355,250
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	11,029,000
International Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	1,593,500

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Written Options	Written options, at value	$(2,500,523)
Aptus Defined Risk ETF	Equity Contracts - Written Options	Written options, at value	(513,000)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written options, at value	(3,466,000)
International Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written options, at value	—

The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Aptus Collared Income Opportunity ETF	Equity Contracts - Purchased Options	$(6,157,855	)*	$6,975,001	**
Aptus Collared Income Opportunity ETF	Equity Contracts - Written Options	7,936,482		(874,797)
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	(10,016,043	)*	349,799	**
Aptus Defined Risk ETF	Equity Contracts - Written Options	1,374,279		222,754
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	(10,460,254	)*	8,014,971	**
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	6,252,857		(1,592,675)
International Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	20,944	*	(65,304	)**
International Drawdown Managed Equity ETF	Equity Contracts - Written Options	(209,745)		—

*	Included in net realized gain (loss) on investments in unaffiliated securities as reported in the Statements of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities as reported in the Statements of Operations.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and International Drawdown Managed Risk ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Opus Small Cap Value ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only

Aptus ETFs

Notes to Financial Statements
April 30, 2022 (Continued)

be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, and Opus Small Cap Value ETF is $250 and the standard fixed transaction fee for International Drawdown Managed Equity ETF is $500, each payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets.

NOTE 9 – RISKS

Concentration Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Other Investment Companies Risk. The risks of Aptus Defined Risk ETF and International Drawdown Managed Risk ETF investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objectives.

Aptus ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Aptus ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of Aptus ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of April 30, 2022, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aptus Collared Income Opportunity ETF	For the year ended April 30, 2022	For the years ended April 30, 2022 and 2021	For the years ended April 30, 2022 and 2021 and for the period from July 9, 2019 (commencement of operations) through April 30, 2020
Aptus Defined Risk ETF	For the year ended April 30, 2022	For the years ended April 30, 2022 and 2021	For the years ended April 30, 2022, 2021 and 2020 and for the period from August 7, 2018 (commencement of operations) through April 30, 2019
Aptus Drawdown Managed Equity ETF	For the year ended April 30, 2022	For the years ended April 30, 2022 and 2021	For the years ended April 30, 2022, 2021, 2020, 2019 and 2018
Opus Small Cap Value ETF	For the year ended April 30, 2022	For the years ended April 30, 2022 and 2021	For the years ended April 30, 2022, 2021 and 2020 and for the period from July 17, 2018 (commencement of operations) through April 30, 2019
International Drawdown Managed Equity ETF	For the period from July 22, 2021 (commencement of operations) through April 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we

Aptus ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 29, 2022

Aptus ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	56	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	56	None

Aptus ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptus etfs.com or www.opusetfs.com.

Aptus ETFs

Expense Examples

For the Six-Months Ended April 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Aptus Collared Income Opportunity ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 951.50	$3.82
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,020.88	$3.96

Aptus Defined Risk ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 940.20	$3.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.32	$3.51

Aptus ETFs

Expense Examples
For the Six-Months Ended April 30, 2022 (Unaudited) (Continued)

Aptus Drawdown Managed Equity ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 911.70	$3.74
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,020.88	$3.96

Opus Small Cap Value ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 915.20	$3.75
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,020.88	$3.96

International Drawdown Managed Equity ETF

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period (3)
Actual	$1,000.00	$ 879.60	$2.75
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.87	$2.96

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.70%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Aptus ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Aptus ETFs

Approval of Advisory Agreement and Board Considerations

(Unaudited)

Aptus Drawdown Managed Equity ETF
Aptus Defined Risk ETF
Aptus Collared Income Opportunity ETF
Opus Small Cap Value ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 19-20, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of Aptus Drawdown Managed Equity ETF, Aptus Defined Risk ETF, Aptus Collared Income Opportunity ETF, and Opus Small Cap Value ETF (each, a “Fund,” and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with the applicable Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, and brokerage information.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as an actively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended September 30, 2021, unless otherwise indicated below.

Aptus Drawdown Managed Equity ETF: The Board noted that, for each of the one-year, three-year, five-year, and since inception periods, the Fund underperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market.

The Board further noted that, for the one-year period, the Fund’s performance was below the median for funds in the universe of U.S. Long-Short Equity ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered the Fund’s performance relative to competitor funds identified by the Adviser, at the Board’s request, that have similar objectives

Aptus ETFs

Approval of Advisory Agreement and Board Considerations

(Unaudited) (Continued)

and strategies of seeking capital appreciation from U.S. equity securities with downside protection (the “Selected Peer Group”). The Board noted that, for the one-year period, the Fund’s performance was within the range of the Selected Peer Group, while for the three- and five-year periods, the Fund underperformed those peer funds.

Aptus Defined Risk ETF: The Board noted that, for the one-year period, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index, which provides an indication of the performance of the overall U.S. bond market, while for the three-year and since inception periods, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index.

The Board further noted that, for the one-year period, the Fund underperformed the median for funds in the universe of U.S. Short-Term Bond ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered the Fund’s performance relative to competitor funds identified by the Adviser, at the Board’s request, that have similar, but not identical, objectives and strategies (the “Selected Peer Group”). The Board noted that, for the one-year period, the Fund’s returns were the lowest of the Selected Peer Group, while for the three-year period, the Fund’s returns were the highest of the Selected Peer Group. However, the Board noted that the Selected Peer Group was not a direct comparison to the Fund because of the Fund’s unique combination of fixed-income and equity exposures. The Board also considered that, due to the Fund’s exposure to both fixed-income and equity markets, the Fund’s performance can be expected to deviate, positively or negatively, from the performance of the broader fixed income market as measured by indices such as the Fund’s benchmark index, the Bloomberg US Aggregate Bond Index.

Aptus Collared Income Opportunity ETF: The Board noted that, for the one-year and since inception periods, the Fund underperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market.

The Board further noted that, for the one-year period, the Fund underperformed the median for funds in the universe of U.S. Derivative Income ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered the Fund’s performance relative to its competitor funds identified by the Adviser, at the Board’s request, that have similar covered-call strategies with U.S. equity exposure (the “Selected Peer Group”). The Board noted that, for the one-year period, the Fund underperformed those peer funds.

Opus Small Cap Value ETF: The Board noted that, for the one-year period, the Fund underperformed the Russell 2000 Value Index, which provides an indication of the performance of approximately 2,000 U.S. small-capitalization companies, while for the three-year and since inception periods, the Fund outperformed the Russell 2000 Value Index.

The Board further noted that, for the one-year period, the Fund underperformed the median for funds in the universe of U.S. Small Blend ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered the Fund’s performance relative to its competitor funds identified by the Adviser, at the Board’s request, that have strategies with a value or dividend focus on U.S. small-cap equities (the “Selected Peer Group”). The Board noted that, for the one- and three-year periods, the Fund’s returns were within the range of the Selected Peer Group.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

Aptus Drawdown Managed Equity ETF: The Board noted that the net expense ratio for the Fund was lower than the median of its Category Peer Group. The Board further noted that the Fund’s net expense ratio was within the range of expense ratios for the funds in the Selected Peer Group.

Aptus Defined Risk ETF: The Board noted that the net expense ratio for the Fund was higher than the median of its Category Peer Group. The Board further noted that the Fund’s net expense ratio was at the top of the range of expense ratios for its Selected Peer Group. The Board also noted, however, the differences between the Fund’s strategy and the strategies of the other funds in the Selected Peer Group when considering the differences in fees.

Aptus Collared Income Opportunity ETF: The Board noted that the net expense ratio for the Fund was higher than the median of its Category Peer Group. The Board further noted that the Fund’s net expense ratio was within the range of expense ratios for the funds in the Selected Peer Group, but below the median expense ratio.

Opus Small Cap Value ETF: The Board noted that the net expense ratio for the Fund was lower than the median of its Category Peer Group. The Board further noted that the Fund’s net expense ratio was within the range of expense ratios for the funds in the Selected Peer Group, but above the median expense ratio.

Aptus ETFs

Approval of Advisory Agreement and Board Considerations

(Unaudited) (Continued)

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund at various asset levels.

The Board considered each Fund’s expenses and the structure of a Fund’s advisory fee with respect to potential economies of scale. The Board noted that each Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unitary fee. The Board concluded that the current fee structure reflects a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level. The Board noted its intention to monitor fees and the Funds grows in size and assess whether fee breakpoints are warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Aptus ETFs

Approval of Advisory Agreement and Board Considerations

(Unaudited)

International Drawdown Managed Equity ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the International Drawdown Managed Equity ETF (the “Fund).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Fund, and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and with applicable requirements, and monitoring the extent to which the Fund achieves its investment objective as an actively managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed expense ratio, including the “unified fee” described below and excluding estimated acquired fund fees and expenses, and compared it to the expense ratios (excluding acquired fund fees and expenses) of funds in the universe of Options-based ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly less than the median for the Category Peer Group.

The Board further noted that the Fund’s proposed management fee and expense ratio were in line with the management fees and expense ratios for the Fund’s competitors identified by the Adviser that have a strategy of foreign equity exposure with a hedging component. The Board determined that the Fund’s anticipated expense ratio was reasonable given the nature of the investment strategy that provides international equity exposure with a hedge.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received

Aptus ETFs

Approval of Advisory Agreement and Board Considerations

(Unaudited) (Continued)

by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board also considered the fees charged by the underlying funds in which the Fund would invest and determined that such fees were not for services that were duplicative of the services provided by the Adviser.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Aptus ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended April 30, 2022, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Collared Income Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Opus Small Cap Value ETF	100.00%
International Drawdown Managed Equity ETF	65.60%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year/period ended April 30, 2022 was as follows:

Aptus Collared Income Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Opus Small Cap Value ETF	100.00%
International Drawdown Managed Equity ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Collared Income Opportunity ETF	0.00%
Aptus Defined Risk ETF	87.17%
Aptus Drawdown Managed Equity ETF	0.00%
Opus Small Cap Value ETF	0.00%
International Drawdown Managed Equity ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.aptusetfs.com and www.opusetfs.com. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aptusetfs.com and www.opusetfs.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Aptus ETFs

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Adviser

Aptus Capital Advisors, LLC
265 Young Street
Fairhope, Alabama 36532

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Aptus Collared Income Opportunity ETF Symbol – ACIO CUSIP – 26922A222
Aptus Defined Risk ETF Symbol – DRSK CUSIP – 26922A388
Aptus Drawdown Managed Equity ETF Symbol – ADME CUSIP – 26922A784
Opus Small Cap Value ETF Symbol – OSCV CUSIP – 26922A446
International Drawdown Managed Equity ETF Symbol – IDME CUSIP – 26922B709

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Aptus Collared Income Opportunity ETF

	FYE 4/30/2022	FYE 4/30/2021
Audit Fees	$14,000	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

Aptus Defined Risk ETF

	FYE 4/30/2022	FYE 4/30/2021
Audit Fees	$14,000	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

Aptus Drawdown Managed Equity ETF

	FYE 4/30/2022	FYE 4/30/2021
Audit Fees	$13,500	$13,500
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

Opus Small Cap Value ETF

	FYE 4/30/2022	FYE 4/30/2021
Audit Fees	$13,500	$13,500
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

International Drawdown Managed Equity ETF

	FYE 4/30/2022	FYE 4/30/2021
Audit Fees	$14,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,500	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Aptus Collared Income Opportunity ETF

	FYE 4/30/2022	FYE 4/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Aptus Defined Risk ETF

	FYE 4/30/2022	FYE 4/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Aptus Drawdown Managed Equity ETF

	FYE 4/30/2022	FYE 4/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Opus Small Cap Value ETF

	FYE 4/30/2022	FYE 4/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

International Drawdown Managed Equity ETF

	FYE 4/30/2022	FYE 4/30/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Aptus Collared Income Opportunity ETF

Non-Audit Related Fees	FYE 4/30/2022	FYE 4/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Aptus Defined Risk ETF

Non-Audit Related Fees	FYE 4/30/2022	FYE 4/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Aptus Drawdown Managed Equity ETF

Non-Audit Related Fees	FYE 4/30/2022	FYE 4/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Opus Small Cap Value ETF

Non-Audit Related Fees	FYE 4/30/2022	FYE 4/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

International Drawdown Managed Equity ETF

Non-Audit Related Fees	FYE 4/30/2022	FYE 4/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/08/2022

* Print the name and title of each signing officer under his or her signature.